Equity (Details) - Schedule of Changes in Share Capital - shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Changes in Share Capital [Abstract]
Issued as at January 1	18,482	17,800	17,211
Issuance of ADSs (See D below and 5C)	6,388	544	126
Vesting of RSUs	368	138	163
Exercise of warrants			300
Issued as at December 31	25,238	18,482	17,800